                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21040

Morgan Stanley Biotechnology Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2004

Date of reporting period: November 30, 2003

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Biotechnology Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report
For the six-month period ended November 30, 2003

Total Return for the six-months ended November 30, 2003

Class A	Class B	Class C	Class D	S&P 500 Index[1]	Lipper Health/ Biotech Index[2]
12.01%	11.54%	11.54%	12.13%	10.80%	9.17%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

Market Conditions

Equity markets gained during the period, led by economically sensitive sectors that rose on expectations for an improving economy. By contrast, the biotech sector traded in a relatively tight band during a period of remarkably low volatility. This flat performance can be attributed in part to the market consolidating in the wake of sharp gains earlier in the year.

Performance within the biotechnology sector continued to be highly idiosyncratic, with companies' valuations rising and falling more on their own fundamentals than with the sector as a whole. That said, key industry factors made for a favorable environment for these companies. The industry benefited from a series of accommodating regulatory decisions by the Food and Drug Administration. In addition, several drugs in the development pipeline received positive reports. Thus, as a result of both the FDA's actions and the positive information on new drugs, the sector ended the period with positive fundamentals.

Performance Analysis

The Fund outperformed its primary benchmark, the Standard & Poor's 500 Index, largely because of strong stock selection. Our selection strategy adhered to our long-term approach of seeking capital appreciation through thorough evaluation of a given company's management, financial strength, product pipeline and technology. This approach led us to take overweight positions in two companies that outperformed their peers and drove the Fund's outperformance. Both companies were focused on development and marketing cancer treatment drugs, one that showed encouraging results in slowing the onset while the other focused on ovarian cancer.

The greatest detractor from the Fund's performance was also due to stock selection. One of the Fund's portfolio companies developed what appeared to be a promising influenza vaccine. Unfortunately, the drug failed to gain sales traction and the stock underperformed.

TOP 10 HOLDINGS
Amgen Inc.	12.4%
Biogen Idec Inc.	4.5
Celgene Corp.	4.2
Telik Inc.	4.2
Gilead Sciences Inc.	3.8
Amylin Pharmaceuticals Inc.	3.7
Martek Biosciences Corp.	2.2
NPS Pharmaceuticals Inc.	2.2
Chiron Corp.	1.9
Genzyme Corp. General Division	1.6

TOP FIVE INDUSTRIES
Biotechnology	78.2%
Pharmaceuticals: Other	5.4
Medical Specialties	4.9
Pharmaceuticals: Major	2.8
Pharmaceuticals: Generic	0.9

Subject to change daily. All percentages are as a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

1.	The Fund invests substantially in common stocks (including depository receipts) and other equity securities, including convertible securities, of biotechnology companies throughout the world.

2.	The Fund's Investment Manager considers companies based on its view of business, economic and political conditions.

3.	The Investment Manager applies a fundamental analysis seeking to identify the securities it believes are the most attractive investments based on its assessment of company's business model, management, products and financial outlook, as well as assessment of the general economic climate and political environment.

Proxy Voting Policies and Procedures

A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling (800) 869-NEWS. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Performance Summary

Average Annual Total Returns — Period Ended November 30, 2003

	Class A Shares* (since 07/25/02)		Class B Shares** (since 07/25/02)		Class C Shares† (since 07/25/02)		Class D Shares†† (since 07/25/02)
Symbol	BTKAX		BTKBX		BTKCX		BTKDX
1 Year	23.35%	[3]	22.40%	[3]	22.40%	[3]	23.56%	[3]
	16.87	[4]	17.40	[4]	21.40	[4]	—
Since Inception	33.30	[3]	32.30	[3]	32.30	[3]	33.64	[3]
	28.08	[4]	29.60	[4]	32.30	[4]	—

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

Notes on Performance

(1)	The Standard & Poor's 500 Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Health/Biotechnology Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Health/Biotechnology Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
††	Class D has no sales charge.

Morgan Stanley Biotechnology Fund

Portfolio of Investments November 30, 2003 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (93.8%)
	Biotechnology (78.2%)
7,325	Abgenix, Inc.*	$82,553
825	Acambis PLC (ADR) (United Kingdom)*	44,323
4,650	Adolor Corp.*	91,744
4,050	Aksys Ltd.*	29,322
7,025	Alkermes, Inc.*	91,887
12,675	Alteon, Inc.*	21,294
25,700	Amgen Inc.*	1,478,007
16,890	Amylin Pharmaceuticals, Inc.*	442,011
2,225	Antigenics Inc.*	27,456
7,925	Applera Corp. – Celera Genomics Group*	107,542
9,000	Applied Molecular Evolution Inc.*	159,660
13,930	Biogen Idec Inc.*	531,847
4,100	BioMarin Pharmaceutical, Inc.*	30,135
6,435	Bruker BioSciences Corp.*	32,046
10,000	Cancervax Corp.*	92,500
10,980	Celgene Corp.*	502,115
1,845	Cephalon, Inc.*	86,697
1,850	Charles River Laboratories International, Inc.*	60,032
4,230	Chiron Corp.*	226,813
7,925	Ciphergen Biosystem, Inc.*	82,499
18,200	ConjuChem Inc. (Canada)*	68,036
4,500	Cubist Pharmaceuticals, Inc.*	55,890
8,530	CuraGen Corp.*	53,739
7,920	CV Therapeutics, Inc.*	142,322
19,175	deCODE genetics, Inc.*	160,495
4,300	Dendreon Corp.*	34,056
4,100	Diversa Corp.*	34,440
5,700	DOV Pharmaceutical, Inc.*	61,161
3,450	EntreMed, Inc.*	13,420
3,950	Exact Sciences Corp.*	41,080
11,265	Exelixis, Inc.*	75,813
1,005	Genentech, Inc.*	84,721
3,750	Gen-Probe Inc.*	130,200
4,135	Genzyme Corp.*	193,270
7,715	Gilead Sciences, Inc.*	$452,716
10,200	Guilford Pharmaceuticals Inc.*	69,666
11,395	Human Genome Sciences, Inc.*	145,856
3,350	ICOS Corp.*	151,420
2,215	ImClone Systems, Inc.*	87,049
4,235	ImmunoGen, Inc.*	20,032
3,780	InterMune Inc.*	79,796
7,300	Isis Pharmaceuticals, Inc.*	43,727
2,000	Kosan Biosciences, Inc.*	19,020
3,775	Ligand Pharmaceuticals Inc. (Class B)*	50,509
15,425	Luminex Corp.*	162,734
4,375	Martek Biosciences Corp.*	265,737
4,950	Medicines Company (The)*	135,482
3,940	MedImmune, Inc.*	93,772
3,200	MGI Pharma, Inc.*	122,784
2,770	Millennium Pharmaceuticals, Inc.*	43,683
6,900	Nabi Biopharmaceuticals*	74,313
2,295	Neurocrine Biosciences, Inc.*	121,245
8,705	NPS Pharmaceuticals, Inc.*	262,717
5,575	Onyx Pharmaceuticals, Inc.*	160,449
3,650	OSI Pharmaceuticals Inc.*	108,515
6,900	Regeneron Pharmaceuticals, Inc.*	88,872
4,500	Serono SA (ADR) (Switzerland)	77,760
2,200	Techne Corp.*	79,376
24,410	Telik, Inc.*	493,326
2,770	Transkaryotic Therapies, Inc.*	35,982
8,375	Tularik Inc.*	125,458
6,900	VaxGen, Inc.*	57,408
1,090	Vertex Pharmaceuticals, Inc.*	9,527
11,525	Vical, Inc.*	57,856
6,975	Vicuron Pharmaceuticals, Inc.*	126,596
7,200	Zymogenetics, Inc.*	95,832
		9,288,341

See Notes to Financial Statements

Morgan Stanley Biotechnology Fund

Portfolio of Investments November 30, 2003 (unaudited) continued

NUMBER OF SHARES		VALUE
	Electronic Equipment/Instruments (0.3%)
1,660	Thermo Electron Corp.*	$39,674
	Industrial Specialties (0.4%)
20,600	AP Pharma, Inc.*	43,693
	Medical Specialties (4.9%)
2,015	Apogent Technologies Inc.*	46,607
5,355	Applera Corp. – Applied Biosystems Group	114,972
3,575	Aradigm Corp.*	6,614
2,350	Atrix Laboratories, Inc.*	47,611
4,000	Cypress Bioscience, Inc.*	56,000
2,400	Dade Behring Holdings, Inc.*	81,120
600	INAMED Corp.*	47,016
325	Medtronic, Inc.	14,690
2,325	SonoSite, Inc.*	49,104
22,100	Trinity Biotech PLC (ADR) (Ireland)*	76,245
680	Varian Medical Systems, Inc.*	46,927
		586,906
	Pharmaceuticals: Generic Drugs (0.9%)
2,325	Valeant Pharmaceuticals International	55,591
1,050	Watson Pharmaceuticals, Inc.*	49,497
		105,088
	Pharmaceuticals: Major (2.8%)
830	Abbott Laboratories	36,686
875	Bristol-Myers Squibb Co.	23,056
510	Lilly (Eli) & Co.	34,966
725	Novartis AG (ADR) (Switzerland)	30,595
2,015	Pfizer Inc.	67,603
750	Roche Holding AG (Switzerland)	67,680
325	Schering AG (Germany)	16,349
1,380	Wyeth, Inc.	54,372
		331,307
	Pharmaceuticals: Other (5.4%)
12,600	Allos Therapeutics Inc.*	$34,524
525	Altana AG (ADR) (Germany)	31,763
3,875	Cell Therapeutics, Inc.*	34,875
1,100	Connetics Corp.*	19,415
6,075	Esperion Therapeutics, Inc.*	139,664
750	Forest Laboratories, Inc.*	40,980
11,000	Harvard Biosciences, Inc.*	79,200
11,525	Inkine Pharmaceutical Co.*	60,276
2,525	Inspire Pharmaceuticals, Inc.*	43,683
566	Intrabiotics Pharmaceuticals*	7,692
1,400	Teva Pharmaceutical Industries Ltd. (ADR) (Israel)	84,330
3,400	United Therapeutics Corp.*	63,988
		640,390
	Services to the Health Industry (0.2%)
525	IMS Health Inc.	12,091
330	Stericycle, Inc.*	16,302
		28,393
	Wholesale Distributors (0.7%)
2,010	Fisher Scientific International, Inc.*	80,943
	Total Common Stocks (Cost $9,036,482)	11,144,735

See Notes to Financial Statements

Morgan Stanley Biotechnology Fund

Portfolio of Investments November 30, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investment (6.6%) Repurchase Agreement
$781	Joint repurchase agreement account 1.06% due 12/01/03 (dated 11/28/03; proceeds $781,069) (a) (Cost $781,000)	$781,000

Total Investments (Cost $9,817,482) (b)	100.4%	11,925,735
Liabilities in Excess of Other Assets	(0.4)	(47,670)
Net Assets	100.0%	$11,878,065

ADR	American Depository Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $2,465,529 and the aggregate gross unrealized depreciation is $357,276, resulting in net unrealized appreciation of $2,108,253.

See Notes to Financial Statements

Morgan Stanley Biotechnology Fund

Financial Statements

Statement of Assets and Liabilities

November 30, 2003 (unaudited)

Assets:
Investments in securities, at value (cost $9,817,482)	$11,925,735
Cash	6,770
Receivable for:
Shares of beneficial interest sold	12,455
Dividends	1,111
Prepaid expenses and other assets	19,653
Receivable from affiliate	10,334
Total Assets	11,976,058
Liabilities:
Payable for:
Investments purchased	48,777
Shares of beneficial interest redeemed	9,048
Distribution fee	8,137
Accrued expenses and other payables	32,031
Total Liabilities	97,993
Net Assets	$11,878,065
Composition of Net Assets:
Paid-in-capital	$9,704,582
Net unrealized appreciation	2,108,253
Net investment loss	(36,806)
Accumulated undistributed net realized gain	102,036
Net Assets	$11,878,065
Class A Shares:
Net Assets	$1,238,032
Shares Outstanding (unlimited authorized, $.01 par value)	83,988
Net Asset Value Per Share	$14.74
Maximum Offering Price Per Share,
(net asset value plus 5.54% of net asset value)	$15.56
Class B Shares:
Net Assets	$8,659,133
Shares Outstanding (unlimited authorized, $.01 par value)	593,438
Net Asset Value Per Share	$14.59
Class C Shares:
Net Assets	$1,237,317
Shares Outstanding (unlimited authorized, $.01 par value)	84,805
Net Asset Value Per Share	$14.59
Class D Shares:
Net Assets	$743,583
Shares Outstanding (unlimited authorized, $.01 par value)	50,281
Net Asset Value Per Share	$14.79

Statement of Operations

For the six months ended November 30, 2003 (unaudited)

Net Investment Loss:
Income
Interest	$4,776
Dividends	4,178
Total Income	8,954
Expenses
Investment management fee	53,822
Distribution fee (Class A shares)	1,549
Distribution fee (Class B shares)	38,705
Distribution fee (Class C shares)	5,506
Professional fees	28,699
Offering costs	21,039
Shareholder reports and notices	11,217
Transfer agent fees and expenses	9,873
Custodian fees	6,073
Other	3,974
Total Expenses	180,457
Less: amounts waived/reimbursed	(134,697)
Net Expenses	45,760
Net Investment Loss	(36,806)
Net Realized and Unrealized Gain:
Net realized gain	277,200
Net change in unrealized appreciation	774,055
Net Gain	1,051,255
Net Increase	$1,014,449

See Notes to Financial Statements

Morgan Stanley Biotechnology Fund

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2003		FOR THE PERIOD JULY 25, 2002* THROUGH MAY 31, 2003
	(unaudited	)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(36,806)		$(18,783)
Net realized gain (loss)	277,200		(175,164)
Net change in unrealized appreciation	774,055		1,334,198
Net Increase	1,014,449		1,140,251
Net increase from transactions in shares of beneficial interest	3,006,614		6,616,751
Net Increase	4,021,063		7,757,002
Net Assets:
Beginning of period	7,857,002		100,000
End of period (Including a net investment loss of $36,806 and $0, respectively)	$11,878,065		$7,857,002

*	Commencement of operations.

See Notes to Financial Statements

Morgan Stanley Biotechnology Fund

Notes to Financial Statements November 30, 2003 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Biotechnology Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks and other equity securities of biotechnology companies. The Fund was organized as a Massachusetts business trust on February 15, 2002 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Investment Advisors Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on July 25, 2002.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Biotechnology Fund

Notes to Financial Statements November 30, 2003 (unaudited) continued

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Morgan Stanley Biotechnology Fund

Notes to Financial Statements November 30, 2003 (unaudited) continued

H.   Offering Costs — The Investment Manager incurred offering costs on behalf of the Fund in the amount of $142,482, all of which were absorbed by the Investment Manager. Such expenses were deferred and fully amortized as of July 25, 2003.

I.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.0% to the net assets of the Fund determined as of the close of each business day.

The Investment Manager agreed to waive its fee and assume all operating expenses (except for distribution fees) until such time as the Fund reached $50 million of net assets or December 31, 2004, whichever occurs first. At November 30, 2003, included in the Statement of Assets and Liabilities is a receivable from affiliate, which represents expense reimbursements due to the Fund.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – 1.0% of the average daily net assets of Class B; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $513,451 at November 30, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross

Morgan Stanley Biotechnology Fund

Notes to Financial Statements November 30, 2003 (unaudited) continued

sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended November 30, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended November 30, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $8,720 and $361, respectively and received $11,470 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 2003 aggregated $5,510,175 and $2,662,496, respectively.

For the six months ended November 30, 2003, the Fund incurred brokerage commissions of $746 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

5.   Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

6.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of May 31, 2003, the Fund had a net capital loss carryforward of $7,759 which will expire on May 31, 2011 to offset future capital gains to the extent provided by regulations.

Morgan Stanley Biotechnology Fund

Notes to Financial Statements November 30, 2003 (unaudited) continued

As of May 31, 2003, the Fund had temporary book/tax differences attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and capital loss deferrals on wash sales.

7.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2003		FOR THE PERIOD JULY 25, 2002* THROUGH MAY 31, 2003
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	29,892	$431,313	94,832	$1,064,764
Redeemed	(29,697)	(425,775)	(13,539)	(153,725)
Net increase – Class A	195	5,538	81,293	911,039
CLASS B SHARES
Sold	309,873	4,391,777	460,755	5,136,065
Redeemed	(128,619)	(1,841,632)	(51,071)	(554,472)
Net increase – Class B	181,254	2,550,145	409,684	4,581,593
CLASS C SHARES
Sold	41,689	592,570	61,387	689,651
Redeemed	(15,289)	(217,891)	(5,482)	(62,081)
Net increase – Class C	26,400	374,679	55,905	627,570
CLASS D SHARES
Sold	29,512	424,870	58,757	671,336
Redeemed	(24,762)	(348,618)	(15,726)	(174,787)
Net increase – Class D	4,750	76,252	43,031	496,549
Net increase in Fund	212,599	$3,006,614	589,913	$6,616,751

*	Commencement of operations.

8.   Legal Matters

The Investment Manager, certain affiliates of the Investment Manager and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of recently filed, similar class action complaints. These complaints generally allege that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Investment Manager or its

Morgan Stanley Biotechnology Fund

Notes to Financial Statements November 30, 2003 (unaudited) continued

affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaints seek, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss these actions and otherwise vigorously to defend them. While the Fund believes that it has meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

Morgan Stanley Biotechnology Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2003	FOR THE PERIOD JULY 25, 2002* THROUGH MAY 31, 2003
	(unaudited)
Class A Shares‡
Selected Per Share Data:
Net asset value, beginning of period	$13.16	$10.00
Income (loss) from investment operations:
Net investment income (loss)**	(0.01)	0.01
Net realized and unrealized gain	1.59	3.15
Total income from investment operations	1.58	3.16
Net asset value, end of period	$14.74	$13.16
Total Return†(1)	12.01%	31.60%
Ratios to Average Net Assets(2)(3)(4):
Expenses	0.25%	0.22%
Net investment income (loss)	(0.08)%	0.11%
Supplemental Data:
Net assets, end of period, in thousands	$1,238	$1,103
Portfolio turnover rate(1)	27%	51%

*	Commencement of operations.
**	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Fund had borne all its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
November 30, 2003	2.75%	(2.58)%
May 31, 2003	6.84%	(6.51)%

See Notes to Financial Statements

Morgan Stanley Biotechnology Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2003	FOR THE PERIOD JULY 25, 2002* THROUGH MAY 31, 2003
	(unaudited)
Class B Shares‡
Selected Per Share Data:
Net asset value, beginning of period	$13.08	$10.00
Income (loss) from investment operations:
Net investment loss**	(0.06)	(0.06)
Net realized and unrealized gain	1.57	3.14
Total income from investment operations	1.51	3.08
Net asset value, end of period	$14.59	$13.08
Total Return†(1)	11.54%	30.80%
Ratios to Average Net Assets(2)(3)(4):
Expenses	1.00%	1.00%
Net investment loss	(0.83)%	(0.67)%
Supplemental Data:
Net assets, end of period, in thousands	$8,659	$5,390
Portfolio turnover rate(1)	27%	51%

*	Commencement of operations.
**	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Fund had borne all its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
November 30, 2003	3.50%	(3.33)%
May 31, 2003	7.62%	(7.29)%

See Notes to Financial Statements

Morgan Stanley Biotechnology Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2003	FOR THE PERIOD JULY 25, 2002* THROUGH MAY 31, 2003
	(unaudited)
Class C Shares‡
Selected Per Share Data:
Net asset value, beginning of period	$13.08	$10.00
Income (loss) from investment operations:
Net investment loss**	(0.06)	(0.06)
Net realized and unrealized gain	1.57	3.14
Total income from investment operations	1.51	3.08
Net asset value, end of period	$14.59	$13.08
Total Return†(1)	11.54%	30.80%
Ratios to Average Net Assets(2)(3)(4):
Expenses	1.00%	1.00%
Net investment loss	(0.83)%	(0.67)%
Supplemental Data:
Net assets, end of period, in thousands	$1,237	$764
Portfolio turnover rate(1)	27%	51%

*	Commencement of operations.
**	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Fund had borne all its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
November 30, 2003	3.50%	(3.33)%
May 31, 2003	7.62%	(7.29)%

See Notes to Financial Statements

Morgan Stanley Biotechnology Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2003	FOR THE PERIOD JULY 25, 2002* THROUGH MAY 31, 2003
	(unaudited)
Class D Shares‡
Selected Per Share Data:
Net asset value, beginning of period	$13.19	$10.00
Income from investment operations:
Net investment income**	0.01	0.03
Net realized and unrealized gain	1.59	3.16
Total income from investment operations	1.60	3.19
Net asset value, end of period	$14.79	$13.19
Total Return†(1)	12.13%	31.90%
Ratios to Average Net Assets(2)(3)(4):
Expenses	0.00%	0.00%
Net investment income	0.17%	0.33%
Supplemental Data:
Net assets, end of period, in thousands	$744	$600
Portfolio turnover rate(1)	27%	51%

*	Commencement of operations.
**	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Fund had borne all its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
November 30, 2003	2.50%	(2.33)%
May 31, 2003	6.62%	(6.29)%

See Notes to Financial Statements

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Auditors

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2003 Morgan Stanley

39934RPT-00-13272A04-AP-1/04	MORGAN STANLEY FUNDS
Morgan Stanley Biotechnology Fund Semiannual Report November 30, 2003

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable for semiannual reports.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Biotechnology Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 22, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 22, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 22, 2004

                                       3

                                                                   EXHIBIT 10 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Biotechnology
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       4

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  January 22, 2004

                                                  /s/ Ronald E. Robison
                                                  Ronald E. Robison
                                                  Principal Executive Officer

                                       5

                                                                   EXHIBIT 10 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

6.   I have reviewed this report on Form N-CSR of Morgan Stanley Biotechnology
     Fund;

7.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

8.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

9.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

b)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

e)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

f)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

10.  The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

c)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       6

d)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  January 22, 2004

                                                 /s/ Francis Smith
                                                 Francis Smith
                                                 Principal Financial Officer

                                       7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Biotechnology Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended November 30, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: January 22, 2004                          /s/ Ronald E. Robison
                                                ---------------------------
                                                Ronald E. Robison
                                                Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Biotechnology Fund and will be retained by Morgan
Stanley Biotechnology Fund and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       8

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Biotechnology Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended November 30, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: January 22, 2004                            /s/ Francis Smith
                                                  ----------------------
                                                  Francis Smith
                                                  Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Biotechnology Fund and will be retained by Morgan
Stanley Biotechnology Fund and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       9